Leases (Details) - Schedule of components of lease expense - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Components Of Lease Expense Abstract
Operating lease costs	$ 194	$ 614
Variable lease costs	62	277
Total lease cost	$ 256	$ 891